Other income and expenses, net	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Other income and expenses, net

11.	Other income and expenses, net

	2023	2022	2021
Stoppages for asset maintenance and pre-operating expenses	(2,205)	(1,834)	(1,362)
Gains (losses) on decommissioning of returned/abandoned areas	(1,195)	(225)	99
Pension and medical benefits - retirees (1)	(1,172)	(1,015)	(1,467)
Losses with legal, administrative and arbitration proceedings	(797)	(1,362)	(740)
Profit sharing	(595)	(131)	(125)
Variable compensation programs	(416)	(547)	(469)
Compensation for the termination of vessel charter agreements (2)	(331)	(13)	(9)
Collective bargaining agreement	(217)	-	-
Expenses with contractual fines received	(199)	(91)	(57)
Operating expenses with thermoelectric power plants	(189)	(150)	(88)
Institutional relations and cultural projects	(156)	(103)	(96)
Gains (losses) with commodities derivatives	11	(256)	(79)
Amounts recovered from Lava Jato investigation	109	96	235
Results of non-core activities	170	168	170
Ship/take or pay agreements and fines imposed to suppliers	238	105	96
Fines imposed on suppliers	239	228	163
Results from co-participation agreements in bid areas (3)	284	4,286	631
Government grants	315	471	154
Early termination and changes to cash flow estimates of leases	415	629	545
Reimbursements from E&P partnership operations	571	683	485
Results on disposal/write-offs of assets	1,295	1,144	1,941
Others	(206)	(261)	626
Total	(4,031)	1,822	653

(1) In 2022, this includes US$ 67 referring to the payment of a contribution as provided for in the Pre-70 Term of Financial Commitment (TFC) for the administrative funding of the PPSP-R Pre-70 and PPSP-NR Pre-70 pension plans.

(2) It includes, in 2023, expenses with compensation for the termination of a vessel charter agreement in the amount of US$ 317.
(3) In 2022, it mainly refers to income with the results of the co-participation agreements related to the transfer of rights surplus of Sépia and Atapu fields. In 2021, it refers to the agreement of the Búzios field.